Annual Total Returns- Vanguard Emerging Markets Stock Index Fund (Admiral) [BarChart] - Admiral - Vanguard Emerging Markets Stock Index Fund - Admiral Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(18.67%)	18.86%	(5.02%)	0.60%	(15.35%)	11.73%	31.38%	(14.58%)	20.31%	15.24%